Concentrations - Schedule of Revenue from Each Geographic Location (Details) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue	$ 1,461,428	$ 1,468,103	$ 5,689,796	$ 5,869,558
Europe [Member]
Revenue	$ 1,012,258	$ 999,191	$ 3,658,612	$ 4,152,218
Concentration risk percentage	69.30%	68.10%	64.30%	70.70%
North America [Member]
Revenue	$ 308,072	$ 355,781	$ 1,532,273	$ 1,162,869
Concentration risk percentage	21.10%	25.00%	26.90%	19.80%
South America [Member]
Revenue	$ 7,718	$ 11,127	$ 34,915	$ 42,212
Concentration risk percentage	0.50%	0.80%	0.60%	0.70%
Asia & Pacific [Member]
Revenue	$ 105,932	$ 93,504	$ 363,838	$ 414,725
Concentration risk percentage	7.30%	6.60%	6.40%	7.10%
Africa [Member]
Revenue	$ 27,448	$ 8,500	$ 43,948	$ 46,783
Concentration risk percentage	1.90%	0.60%	0.80%	0.80%
Australia & Oceania [Member]
Revenue			$ 56,210	$ 50,751
Concentration risk percentage			1.00%	0.90%